Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 285,524	$ 734,755
Unrealized gain (loss) on marketable securities held in Trust Account	219	1,919
Less: interest available to be withdrawn for payment of taxes	(110,258)	(179,355)
Net income attributable	$ 175,485	$ 557,319
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	12,128,362	12,345,490
Basic and diluted net income per share (in Dollars per share)	$ 0.01	$ 0.05
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$ 1,306,153	$ (1,874,080)
Net income allocable to Common stock subject to possible redemption	(175,485)	(557,319)
Non-Redeemable Net (Loss) Income	$ 1,130,668	$ (2,431,399)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	3,394,029	4,026,450
Basic and diluted net (loss) income per share, Non-redeemable common stock (in Dollars per share)	$ 0.33	$ (0.6)